Pensions and Other Postretirement Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Pension Plans [Member]
Components of net periodic benefit cost
Service cost	$ 8,050	$ 7,504	$ 5,755
Interest cost	26,210	25,491	24,788
Expected return on plan assets	(26,955)	(26,848)	(22,894)
Amortization of prior service cost (credit)	1,117	1,146	1,362
Amortization of net actuarial loss (gain)	9,381	10,294	6,291
Curtailment loss (gain)	1,124	4,095	0
Settlement loss	1,066	0	0
Termination benefit cost	1,838	8,395	0
Net periodic benefit cost	21,831	30,077	15,302
Other Postretirement Benefits [Member]
Components of net periodic benefit cost
Service cost	2,348	1,620	1,525
Interest cost	3,075	2,775	2,607
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(425)	(489)	(489)
Amortization of net actuarial loss (gain)	(43)	(536)	(1,043)
Curtailment loss (gain)	(115)	0	0
Settlement loss	0	0	0
Termination benefit cost	2,030	2,413	0
Net periodic benefit cost	$ 6,870	$ 5,783	$ 2,600